Putnam Dynamic Asset Allocation Equity Fund
Fund summary
Goal
Putnam Dynamic Asset Allocation Equity Fund seeks long-term growth.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Putnam Dynamic Asset Allocation Equity Fund	Class A		Class Y
Share class	Class A		Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	none
Redemption fee (as a percentage of total redemption proceeds)	1.00%		1.00%
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Putnam Dynamic Asset Allocation Equity Fund		Class A		Class Y
Share class		Class A		Class Y
Management fees		0.60%		0.60%
Distribution and service (12b-1) fees		0.25%	[1]
Other expenses		0.95%		0.95%
Acquired fund fees and expenses		0.02%		0.02%
Total annual fund operating expenses		1.82%		1.57%
Expense reimbursement	[2]	(0.49%)		(0.49%)
Total annual operating expenses after expense reimbursement		1.33%		1.08%
[1]	No payments under the fund's distribution and service (12b-1) plan have been authorized by the Trustees. Should the Trustees decide in the future to approve payments under the plan, this prospectus will be revised.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through September 30, 2012. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example Putnam Dynamic Asset Allocation Equity Fund (USD $)	Class A	Class Y
Share class	Class A	Class Y
1 year	703	110
3 years	1,070	448
5 years	1,460	809
10 years	2,551	1,826

Portfolio turnover
The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 110%.
Investments
We invest mainly in common stocks of companies worldwide. While we typically allocate approximately 75% of the fund’s assets to investments in U.S. companies and 25% of the fund’s assets to investments in international companies, these allocations may vary. We invest mainly in midsize and large companies, although we can invest in companies of any size. Although we emphasize investments in developed countries, we may also invest in companies located in developing (also known as emerging) markets. We may consider, among other factors, a company’s valuation, financial strength, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks

It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for securities issued by small and midsize companies. The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments may carry risks associated with potentially less stable economies or governments, such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation or deflation. International investments, particularly emerging-market securities, can be illiquid. Our use of derivatives may increase these risks by, for example, increasing investment exposure or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investor profile

The fund serves as an underlying equity investment of other funds that allocate their portfolios among the Putnam funds to obtain varying exposures to equity and fixed-income investments. The fund also is designed for investors seeking long-term growth and who are willing to wait out short-term market fluctuations.

Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results.
Annual total returns for class A shares before sales charges

Year- to-date performance through 6/30/11 5.23% Best calendar quarter Q3 2010 12.98% Worst calendar quarter Q2 2010 -11.41%
Average annual total returns after sales charges (for periods ending 12/31/10)
Average Annual Total Returns Putnam Dynamic Asset Allocation Equity Fund	Share class	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 year	Since inception	Inception Date
before taxes Class A	Class A	before taxes		8.44%	25.85%	Jan. 23, 2009
before taxes Class Y	Class Y	before taxes		15.13%	29.81%	Jan. 23, 2009
after taxes on distributions Class A	Class A	after taxes on distributions		4.33%	19.60%	Jan. 23, 2009
after taxes on distributions and sale of fund shares Class A	Class A	after taxes on distributions and sale of fund shares		7.33%	19.04%	Jan. 23, 2009
Russell 3000 Index		Russell 3000 Index	(no deduction for fees, expenses or taxes)	16.93%	28.89%	Jan. 23, 2009
Putnam Equity Blended Index		Putnam Equity Blended Index	(no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends in the case of MSCI (ND) Index)	15.37%	30.23%	Jan. 23, 2009

The Putnam Equity Blended Index is an unmanaged index administered by Putnam Management, 75% of which is the Russell 3000 Index, 19% of which is the MSCI EAFE Index (ND), and 6% of which is the MSCI Emerging Markets Index (GD).

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.